LOANS (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	$ 28,010	$ 31,343		$ 51,066
Loans 90 days past due and accruing	4	1		20
Total nonperforming loans	610,928	627,249	649,727	679,475	752,887
Other real estate owned	10,801	14,262		16,650
Total nonperforming assets	1,198,132	1,268,595		1,238,027
Non Performing Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	28,010	31,343
Loans 90 days past due and accruing	4	1
Restructured loans	29,926	38,460
Total nonperforming loans	57,940	69,804
Other real estate owned	10,801	14,262
Other assets	39	32
Nonperforming investment securities	3,320	3,045
Total nonperforming assets	$ 72,100	$ 87,143
Nonperforming assets to total assets	6.02%	6.87%
Allowance for loan losses to nonperforming loans	28.94%	24.78%